SCHEDULE OF INVESTMENTS

Delaware Ivy Global Growth Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Energy – 2.2%
Canadian Natural Resources Ltd.	539	$22,783

Total Canada - 2.2%		$22,783

China
Communication Services – 1.3%
Tencent Holdings Ltd.	221	12,964

Total China - 1.3%		$12,964

France
Consumer Discretionary – 1.0%
LVMH Moet Hennessy - Louis Vuitton	12	10,047

Industrials – 5.5%
Airbus SE	237	30,269
Schneider Electric S.A.	138	27,103
		57,372

Total France - 6.5%		$67,419

Germany
Consumer Discretionary – 1.4%
HelloFresh SE(A)	183	14,092

Financials – 1.2%
Deutsche Boerse AG	73	12,291

Information Technology – 1.6%
Infineon Technologies AG	353	16,391

Total Germany - 4.2%		$42,774

India
Energy – 1.5%
Reliance Industries Ltd.	490	15,594

Total India - 1.5%		$15,594

Italy
Consumer Discretionary – 2.4%
Ferrari N.V.	98	25,141

Total Italy - 2.4%		$25,141

Japan
Financials – 1.9%
ORIX Corp.	952	19,420
Industrials – 1.3%
Recruit Holdings Co. Ltd.	216	13,145

Total Japan - 3.2%		$32,565

South Korea
Information Technology – 1.8%
Samsung Electronics Co. Ltd.	289	18,991

Total South Korea - 1.8%		$18,991

Switzerland
Health Care – 1.3%
Alcon, Inc.	151	13,313

Industrials – 2.1%
Ferguson plc	124	22,026

Total Switzerland - 3.4%		$35,339

Taiwan

Information Technology – 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	210	25,237

Total Taiwan - 2.5%		$25,237

United Kingdom
Communication Services – 1.1%
WPP Group plc	721	10,918

Consumer Discretionary – 1.9%
Aptiv plc(A)	116	19,206

Consumer Staples – 2.2%
Diageo plc	256	14,001
Unilever plc	170	9,053
		23,054

Health Care – 1.8%
AstraZeneca plc	101	11,863
AstraZeneca plc ADR	115	6,712
		18,575

Total United Kingdom - 7.0%		$71,753

United States
Communication Services – 4.8%
Alphabet, Inc., Class A(A)	11	31,262
Frontier Communications Corp.(A)	450	13,271
Pinterest, Inc., Class A(A)	144	5,241
		49,774

Consumer Discretionary – 8.5%
Amazon.com, Inc.(A)	11	37,415
Darden Restaurants, Inc.	142	21,411
Dollar General Corp.	31	7,227
Skechers USA, Inc.(A)	499	21,644
		87,697

Energy – 1.9%
ConocoPhillips	266	19,180

Financials – 10.4%
Citigroup, Inc.	158	9,535
CME Group, Inc.	37	8,554
Discover Financial Services	113	13,041
Goldman Sachs Group, Inc. (The)	59	22,426
JPMorgan Chase & Co.	88	14,005
Morgan Stanley	259	25,430
Pinnacle Financial Partners, Inc.	148	14,115
		107,106

Health Care – 8.6%
Abbott Laboratories	93	13,117
HCA Holdings, Inc.	43	11,046
Johnson & Johnson	63	10,702
Regeneron Pharmaceuticals, Inc.(A)	24	14,889
Thermo Fisher Scientific, Inc.	33	22,186
UnitedHealth Group, Inc.	34	17,080
		89,020

Industrials – 6.2%
Ingersoll-Rand, Inc.	467	28,911
Raytheon Technologies Corp.	153	13,158
Union Pacific Corp.	85	21,435
		63,504

Information Technology – 22.5%
Adobe, Inc.(A)	26	14,991
Ambarella, Inc.(A)	129	26,122
Apple, Inc.	193	34,259
Autodesk, Inc.(A)	20	5,667
Fidelity National Information Services, Inc.	120	13,129

Intuit, Inc.	46	29,724
MasterCard, Inc., Class A	57	20,481
Microsoft Corp.	148	49,703
PayPal, Inc.(A)	117	21,970
Visa, Inc., Class A	76	16,403
		232,449

Total United States - 62.9%		$648,730

TOTAL COMMON STOCKS – 98.9%		$1,019,290
(Cost: $581,153)

PREFERRED STOCKS

Germany
Consumer Discretionary – 0.7%
Volkswagen AG, 2.260%	36	7,180

Total Germany - 0.7%		$7,180

TOTAL PREFERRED STOCKS – 0.7%		$7,180
(Cost: $10,386)

SHORT-TERM SECURITIES
Money Market Funds(B) – 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	4,157	4,157

TOTAL SHORT-TERM SECURITIES – 0.4%		$4,157
(Cost: $4,157)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,030,627
(Cost: $595,696)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		484

NET ASSETS – 100.0%		$1,031,111

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$73,656	$—	$—
Consumer Discretionary	116,950	39,233	—
Consumer Staples	23,054	—	—
Energy	57,557	—	—
Financials	107,106	31,711	—
Health Care	107,595	13,313	—
Industrials	142,902	13,145	—
Information Technology	257,686	35,382	—
Total Common Stocks	$886,506	$132,784	$—
Preferred Stocks	—	7,180	—
Short-Term Securities	4,157	—	—
Total	$890,663	$139,964	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$595,696

Gross unrealized appreciation	450,803
Gross unrealized depreciation	(15,872)

Net unrealized appreciation	$434,931